Treasury shares (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Repurchase of ordinary shares	$ 12,283,426	$ 2,499,167	$ 1,451,616
Repurchase Plan, Group
Number of shares repurchased	80,311,250	15,550,500
Cancellation of treasury shares	85,924,750